Summary of Significant Accounting Policies (Details) - Schedule of revenue - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,185,980	$ 3,352,618	$ 6,616,984	$ 6,702,599	$ 6,380,025
Appliance Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,185,980	3,352,618	6,616,984
Other sales [Member]
Disaggregation of Revenue [Line Items]
Total revenue